Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Accumulated Balances Related to Each Component of Other Comprehensive Income (Loss)

The accumulated balances related to each component of other comprehensive income (loss) are as follows (in thousands):

	Cumulative Foreign Currency Translation Adjustment	Cumulative net unrealized gain (loss) on marketable securities, net of tax	Cumulative other comprehensive income related to joint venture	Accumulated Other Comprehensive Income (Loss)
As of December 31, 2017	$228	$—	$(156)	$72
Other comprehensive income (loss) before reclassifications	(175)	(22)	—	(197)
Net amount reclassified from accumulated other comprehensive income (loss)	—	—	156	156

Net other comprehensive income (loss)	(175)	(22)	156	(41)

As of December 31, 2018	53	(22)	—	31
Other comprehensive income (loss) before reclassifications	25	38	—	63
Net amount reclassified from accumulated other comprehensive income (loss)	—	(20)	—	(20)

Net other comprehensive income (loss)	25	18	—	43

As of December 31, 2019	$78	$(4)	$—	$74